800 Westchester Avenue, Suite N611
Rye Brook, New York 10573

September 1, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	IndexIQ ETF Trust (the “Registrant”) (File Nos. 333-152915 and 811-22227)

Dear Sir or Madam:

     I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1.

The forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission on August 27, 2010 (the “Amendment”); and

2.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Adam S. Patti

Adam S. Patti
President